ProFund Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

May 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Access One Trust (the “Trust”)

File Nos. 333-119022 and 811-21634

Rule 497(j) Filing

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and form of Statement of Additional Information of the Trust do not differ from those contained in Post-Effective Amendment No. 30 to the Registration Statement of the Trust, which were filed electronically with the Securities and Exchange Commission on Friday, April 27, 2012 (Accession No. 0001193125-12-190521).

Questions related to this filing should be directed to my attention at (240) 497-6577.

Sincerely,

/s/ Kenneth C. Fang

Kenneth C. Fang

Vice President and Legal Counsel